CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Ordinary Shares Class A ordinary shares	Ordinary Shares Class B ordinary shares	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at beginning at Dec. 31, 2023		$ 642	$ 246,705	$ (2,518,060)	$ (2,270,713)
Balance at beginning (in shares) at Dec. 31, 2023		6,422,078
Stockholders Equity
Net Loss (Income)				3,150,471	3,150,471
Remeasurement of Class A ordinary shares subject to possible redemption			$ (246,705)	(5,001,957)	(5,248,662)
Balance at ending at Dec. 31, 2024		$ 642		(4,369,546)	(4,368,904)
Balance at ending (in shares) at Dec. 31, 2024		6,422,078
Stockholders Equity
Net Loss (Income)				542,329	542,329
Remeasurement of Class A ordinary shares subject to possible redemption				(1,119,693)	(1,119,693)
Balance at ending at Mar. 31, 2025		$ 642		(4,946,910)	(4,946,268)
Balance at ending (in shares) at Mar. 31, 2025		6,422,078
Balance at beginning at Dec. 31, 2024		$ 642		(4,369,546)	(4,368,904)
Balance at beginning (in shares) at Dec. 31, 2024		6,422,078
Stockholders Equity
Net Loss (Income)					904,912
Balance at ending at Jun. 30, 2025		$ 642		(5,710,776)	(5,710,134)
Balance at ending (in shares) at Jun. 30, 2025		6,422,078
Balance at beginning at Dec. 31, 2024		$ 642		(4,369,546)	(4,368,904)
Balance at beginning (in shares) at Dec. 31, 2024		6,422,078
Stockholders Equity
Net Loss (Income)				293,600	293,600
Remeasurement of Class A ordinary shares subject to possible redemption				(3,078,881)	(3,078,881)
Class B ordinary share conversion	$ 400	$ (400)
Class B ordinary share conversion (in shares)	4,000,000	(4,000,000)
Balance at ending at Dec. 31, 2025	$ 400	$ 242		(7,154,827)	(7,154,185)
Balance at ending (in shares) at Dec. 31, 2025	4,000,000	2,422,078
Balance at beginning at Mar. 31, 2025		$ 642		(4,946,910)	(4,946,268)
Balance at beginning (in shares) at Mar. 31, 2025		6,422,078
Stockholders Equity
Net Loss (Income)				362,583	362,583
Remeasurement of Class A ordinary shares subject to possible redemption				(1,126,449)	(1,126,449)
Balance at ending at Jun. 30, 2025		$ 642		(5,710,776)	(5,710,134)
Balance at ending (in shares) at Jun. 30, 2025		6,422,078
Balance at beginning at Dec. 31, 2025	$ 400	$ 242		(7,154,827)	(7,154,185)
Balance at beginning (in shares) at Dec. 31, 2025	4,000,000	2,422,078
Stockholders Equity
Net Loss (Income)				(94,195)	(94,195)
Remeasurement of Class A ordinary shares subject to possible redemption				(322,414)	(322,414)
Balance at ending at Mar. 31, 2026	$ 400	$ 242		(7,571,436)	(7,570,794)
Balance at ending (in shares) at Mar. 31, 2026	4,000,000	2,422,078
Balance at beginning at Dec. 31, 2025	$ 400	$ 242		(7,154,827)	(7,154,185)
Balance at beginning (in shares) at Dec. 31, 2025	4,000,000	2,422,078
Stockholders Equity
Net Loss (Income)					(1,745,084)
Balance at ending at Jun. 30, 2026	$ 400	$ 242		(9,549,121)	(9,548,479)
Balance at ending (in shares) at Jun. 30, 2026	4,000,000	2,422,078
Balance at beginning at Mar. 31, 2026	$ 400	$ 242		(7,571,436)	(7,570,794)
Balance at beginning (in shares) at Mar. 31, 2026	4,000,000	2,422,078
Stockholders Equity
Net Loss (Income)				(1,650,889)	(1,650,889)
Remeasurement of Class A ordinary shares subject to possible redemption				(326,796)	(326,796)
Balance at ending at Jun. 30, 2026	$ 400	$ 242		$ (9,549,121)	$ (9,548,479)
Balance at ending (in shares) at Jun. 30, 2026	4,000,000	2,422,078